March 4, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares India Exchange-Traded Fund Trust
CIK No. 0001419139

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of PowerShares India Exchange-Traded Fund Trust (the “Fund”) that the Prospectus and the Statement of Additional Information as applicable of PowerShares India Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 10 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 10 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 27, 2014.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 630-868-7179.

Sincerely,

/s/ Anna Paglia

Anna Paglia

Head of Legal

PowerShares